iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  8 .6%
Digital Realty Trust, Inc. ..................... 1,079,926 $ 167,075,352
Equinix, Inc. ............................. 261,665 200,477,256
367,552,608
a
Diversified REITs  —  1 .1%
WP Carey, Inc. ........................... 732,933 47,171,568
a
Health Care REITs  —  15 .7%
Alexandria Real Estate Equities, Inc. ............. 520,225 25,459,812
Healthcare Realty Trust, Inc. , Class A ............ 1,176,027 19,933,658
Healthpeak Properties, Inc. ................... 2,324,278 37,374,390
Omega Healthcare Investors, Inc. ............... 988,404 43,825,833
Sabra Health Care REIT, Inc. .................. 834,101 15,797,873
Ventas, Inc. ............................. 1,571,032 121,566,456
Welltower, Inc. ............................ 2,203,038 408,905,883
672,863,905
a
Hotel & Resort REITs  —  0 .9%
Host Hotels & Resorts, Inc. ................... 2,139,008 37,924,612
a
Industrial REITs  —  11 .9%
Americold Realty Trust, Inc. ................... 953,598 12,263,270
EastGroup Properties, Inc. ................... 178,133 31,732,613
First Industrial Realty Trust, Inc. ................ 442,883 25,363,909
Lineage, Inc. ............................. 190,384 6,663,440
Prologis, Inc. ............................. 2,981,577 380,628,120
Rexford Industrial Realty, Inc. ................. 776,925 30,082,536
STAG Industrial, Inc. ....................... 624,589 22,959,892
509,693,780
a
Mortgage REITs  —  3 .0%
AGNC Investment Corp. ..................... 3,587,765 38,460,841
Annaly Capital Management, Inc. ............... 2,284,421 51,079,653
Rithm Capital Corp. ........................ 1,853,539 20,203,575
Starwood Property Trust, Inc. .................. 1,162,885 20,943,559
130,687,628
a
Multi-Family Residential REITs  —  8 .1%
AvalonBay Communities, Inc. ................. 472,991 85,757,998
Camden Property Trust ...................... 355,845 39,171,418
Equity Residential ......................... 1,157,981 72,999,122
Essex Property Trust, Inc. .................... 215,406 56,367,442
Mid-America Apartment Communities, Inc. ......... 391,591 54,395,906
UDR, Inc. ............................... 1,005,842 36,894,284
345,586,170
a
Office REITs  —  1 .9%
BXP, Inc. ............................... 492,913 33,261,769
Cousins Properties, Inc. ..................... 561,963 14,487,406
Kilroy Realty Corp. ......................... 364,220 13,610,902
Vornado Realty Trust ....................... 539,554 17,956,357
79,316,434
a
Other Specialized REITs  —  6 .5%
Gaming and Leisure Properties, Inc. ............. 946,528 42,300,336
Iron Mountain, Inc. ......................... 988,608 82,005,034
Lamar Advertising Co. , Class A ................ 290,509 36,772,629
Millrose Properties, Inc. , Class A ................ 515,767 15,405,960
VICI Properties, Inc. ........................ 3,574,670 100,519,720
277,003,679
a
Real Estate Services  —  8 .3%
CBRE Group, Inc. , Class A
(a)
.................. 980,404 157,639,159
CoStar Group, Inc.
(a)
........................ 1,417,496 95,312,431
Security Shares Value
a
Real Estate Services (continued)
Jones Lang LaSalle, Inc.
(a)
.................... 157,848 $ 53,111,117
Zillow Group, Inc. , Class A
(a) (b)
................. 165,567 11,296,636
Zillow Group, Inc. , Class C , NVS
(a)
.............. 585,385 39,934,965
357,294,308
a
Retail REITs  —  13 .1%
Agree Realty Corp. ........................ 383,749 27,641,441
Brixmor Property Group, Inc. .................. 1,023,755 26,842,856
Federal Realty Investment Trust ................ 262,563 26,466,350
Kimco Realty Corp. ........................ 2,264,908 45,909,685
NNN REIT, Inc. ........................... 635,207 25,173,254
Realty Income Corp. ........................ 3,076,652 173,430,873
Regency Centers Corp. ..................... 550,541 38,003,845
Simon Property Group, Inc. ................... 1,057,903 195,828,424
559,296,728
a
Self-Storage REITs  —  6 .0%
CubeSmart .............................. 762,679 27,494,578
Extra Space Storage, Inc. .................... 709,877 92,440,183
Public Storage ............................ 528,161 137,057,780
256,992,541
a
Single-Family Residential REITs  —  4 .1%
American Homes 4 Rent , Class A ............... 1,090,359 35,000,524
Equity LifeStyle Properties, Inc. ................ 648,262 39,291,160
Invitation Homes, Inc. ....................... 1,886,254 52,418,999
Sun Communities, Inc. ...................... 388,801 48,176,332
174,887,015
a
Telecom Tower REITs  —  9 .0%
American Tower Corp. ...................... 1,066,060 187,168,154
Crown Castle, Inc. ......................... 1,456,476 129,437,022
SBA Communications Corp. , Class A ............. 356,346 68,928,007
385,533,183
a
Timber REITs  —  1 .3%
Weyerhaeuser Co. ......................... 2,410,939 57,115,145
a
Total Long-Term Investments — 99.5%
(Cost: $ 5,241,755,950 ) ............................... 4,258,919,304
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.89%
(c) (d) (e)
............................ 4,757,132 4,759,510
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(c) (d)
............................. 6,264,332 6,264,332
a
Total Short-Term Securities — 0.2%
(Cost: $ 11,023,037 ) ................................. 11,023,842
Total Investments — 99.7%
(Cost: $ 5,252,778,987 ) ............................... 4,269,943,146
Other Assets Less Liabilities — 0 .3% ..................... 11,494,063
Net Assets — 100.0% ................................. $ 4,281,437,209
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
U.S. Real Estate ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 34,928,697 $ — $ (30,169,850)
(a)
$ 842 $ (179) $ 4,759,510 4,757,132 $ 44,588
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 5,236,708 1,027,624
(a)
— — — 6,264,332 6,264,332 195,776 —
$ 842 $ (179)
$ 11,023,842
$ 240,364 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 662 03/20/26 $ 23,686 $ (78,703)

iShares
®
U.S. Real Estate ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
3
Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,258,919,304  $ —  $ —  $ 4,258,919,304
Short-Term Securities
Money Market Funds ...................................... 11,023,842  —  —  11,023,842
$ 4,269,943,146  $ —  $ —  $ 4,269,943,146
Derivative Financial Instruments
(a)
Liabilities
Equity Contracts ........................................... $ (78,703) $ —  $ —  $ (78,703)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)